T. ROWE PRICE CALIFORNIA TAX-FREE BOND FUND
November 30, 2020 (Unaudited)

Portfolio of Investments‡	Par	$ Value
(Amounts in 000s)
MUNICIPAL SECURITIES 99.7%
CALIFORNIA 97.9%
Abag Fin. Auth. for Nonprofit, Odd Fellows Home, Series A,
5.00%, 4/1/32	2,700	2,951
Abag Fin. Auth. for Nonprofit, Odd Fellows Home, Series A,
5.00%, 4/1/42	1,000	1,092
Abag Fin. Auth. for Nonprofit, Sharp Healthcare, Series A,
5.00%, 8/1/43	5,000	5,460
Adelanto Public Utility Auth. , Utility System Project, Series A,
5.00%, 7/1/39 (1)	2,000	2,456
Alameda Corridor Transportation Auth. , Senior Lien, Series A,
5.00%, 10/1/29 (1)	4,095	4,564
Anaheim Housing & Public Improvements Auth. , Electric Utility
Distributions, 5.00%, 10/1/41 (Prerefunded 10/1/21) (2)	945	982
Arizona HFA, Series B, VRDN, 0.11%, 1/1/46	600	600
California, GO, 4.00%, 11/1/40	5,250	6,487
California, GO, Refunding, 4.00%, 10/1/37	2,850	3,487
California, Construction Bonds, GO, 4.00%, 10/1/44	1,850	2,220
California, Various Purpose, GO, 5.00%, 3/1/35	2,500	3,353
California, Various Purpose, GO, 5.00%, 3/1/36	2,500	3,336
California, Various Purpose, GO, 5.00%, 4/1/37	5,000	5,512
California, Various Purpose, GO, 5.00%, 10/1/39	2,375	2,749
California, Various Purpose, GO, 5.00%, 4/1/43	2,550	2,806
California, Various Purpose, GO, 5.00%, 11/1/43	2,300	2,586
California, Various Purpose, GO, Refunding, 5.00%, 9/1/31	2,500	2,806
California Community Housing Agency, Serenity at Larkspur,
Series A, 5.00%, 2/1/50 (3)	2,000	2,259
California Dept. of Water Resources, Water System, Series AS,
5.00%, 12/1/29 (Prerefunded 12/1/24) (2)	5	6
California Dept. of Water Resources, Water System, Unrefunded
Balance, Series AS, 5.00%, 12/1/29 (Prerefunded 12/1/24) (2)	2,140	2,545
California EFA, Series A, 5.00%, 12/1/44	3,500	4,102
California EFA, Chapman Univ. , 5.00%, 4/1/31	1,750	1,773
California EFA, Chapman Univ. , 5.00%, 4/1/36	4,260	4,926

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE CALIFORNIA TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
California EFA, Pepperdine Univ. , 5.00%, 9/1/33 (Prerefunded
9/1/22) (2)	820	888
California EFA, Univ. of San Francisco, Series A, 5.00%,
10/1/38	1,300	1,620
California EFA, Univ. of San Francisco, Series A, 5.00%,
10/1/43	4,500	5,529
California HFFA, Adventist Health West, Series B, VRDN, 0.07%,
9/1/38	2,300	2,300
California HFFA, Cedars-Sinai Medical Center, 5.00%, 11/15/28	560	680
California HFFA, Cedars-Sinai Medical Center, 5.00%, 11/15/29	6,880	8,315
California HFFA, Common Spirit Health, Series A, 4.00%,
4/1/37	1,595	1,886
California HFFA, Common Spirit Health, Series A, 4.00%,
4/1/38	1,295	1,524
California HFFA, Common Spirit Health, Series A, 4.00%,
4/1/40	1,420	1,655
California HFFA, Hope Obligated Group, 5.00%, 11/15/49	3,100	3,666
California HFFA, Lucile Salter Packard Children's Hosp. , Series
A, 5.00%, 11/15/56	3,350	3,991
California HFFA, Northern California Presbyterian Homes &
Services, 5.00%, 7/1/34	700	830
California HFFA, Northern California Presbyterian Homes &
Services, 5.00%, 7/1/39	1,300	1,529
California HFFA, Northern California Presbyterian Homes &
Services, 5.00%, 7/1/44	1,400	1,635
California HFFA, Providence Healthcare & Services, Unrefunded
Balance, Series A, 5.00%, 10/1/38	2,840	3,271
California HFFA, Saint Joseph Health System, Series A, 5.00%,
7/1/37	3,385	3,740
California HFFA, Stanford Health Care, Series A, 4.00%,
8/15/50	3,750	4,402
California HFFA, Stanford Hosp. & Clinics, Series A, 5.00%,
8/15/42	2,500	2,685
California HFFA, Sutter Health, Series A, 5.00%, 11/15/22	410	446
California HFFA, Sutter Health, Series A, 5.00%, 11/15/33	1,250	1,586
California HFFA, Sutter Health, Series A, 5.00%, 11/15/34	1,200	1,520
California HFFA, Sutter Health, Series A, 5.00%, 11/15/35	1,000	1,260

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE CALIFORNIA TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
California HFFA, Sutter Health, Series A, 5.00%, 11/15/38	2,000	2,484
California HFFA, Sutter Health, Series A, 5.00%, 11/15/41
(Prerefunded 11/15/25) (2)	4,000	4,919
California HFFA, Sutter Health, Series B, 5.00%, 11/15/46
(Prerefunded 11/15/26) (2)	1,020	1,297
California HFFA, Sutter Health, Unrefunded Balance, Series B,
5.00%, 11/15/46	1,480	1,758
California Housing Fin. , Series 2, Class A, 4.00%, 3/20/33	2,909	3,243
California Housing Fin. , Series A, VR, 4.25%, 1/15/35	1,503	1,722
California Infrastructure & Economic Dev. Bank, Series B,
5.00%, 11/1/29	3,775	4,954
California Infrastructure & Economic Dev. Bank, Academy
Motion Picture Arts & Science, 5.00%, 11/1/41	2,840	3,134
California Infrastructure & Economic Dev. Bank, Green Bond-
Climate Bond Certified, 5.00%, 8/1/44	1,750	2,193
California Infrastructure & Economic Dev. Bank, Green Bond-
Climate Bond Certified, 5.00%, 8/1/49	600	746
California Infrastructure & Economic Dev. Bank, Los Angeles
Museum of National History, 4.00%, 7/1/50	4,000	4,568
California Municipal Fin. Auth. , Azusa Pacific Univ. , Series B,
5.00%, 4/1/27	1,000	1,147
California Municipal Fin. Auth. , Azusa Pacific Univ. , Series B,
5.00%, 4/1/28	1,000	1,140
California Municipal Fin. Auth. , Baptist Univ. , Series A, 5.00%,
11/1/36 (3)	1,920	2,066
California Municipal Fin. Auth., Bella Mente Montessori
Academy, Series A, 5.00%, 6/1/28 (3)	425	474
California Municipal Fin. Auth., Bella Mente Montessori
Academy, Series A, 5.00%, 6/1/38 (3)	845	936
California Municipal Fin. Auth., Bella Mente Montessori
Academy, Series A, 5.00%, 6/1/48 (3)	1,150	1,255
California Municipal Fin. Auth. , Bowles Hall Foundation, Series
A, 5.00%, 6/1/35	300	320
California Municipal Fin. Auth. , Bowles Hall Foundation, Series
A, 5.00%, 6/1/50	2,250	2,366
California Municipal Fin. Auth., Caritas Affordable Housing,
Series A, 5.25%, 8/15/39	500	552

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE CALIFORNIA TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)

California Municipal Fin. Auth., Caritas Affordable Housing,
Series A, 5.25%, 8/15/49	1,425	1,562

California Municipal Fin. Auth., Caritas Project, Series A, 4.00%,
8/15/42	635	689

California Municipal Fin. Auth., Channing House Project, Series
A, 5.00%, 5/15/35	1,000	1,231

California Municipal Fin. Auth., Channing House Project, Series
B, 5.00%, 5/15/47	2,200	2,584

California Municipal Fin. Auth. , CHF-Davis I, LLC-West Village,
5.00%, 5/15/48	4,025	4,621

California Municipal Fin. Auth. , Claremont College Project,
Series A-P3 P, 5.00%, 7/1/40 (3)	1,515	1,672

California Municipal Fin. Auth. , Claremont College Project,
Series A-P3 P, 5.00%, 7/1/52 (3)	2,075	2,253

California Municipal Fin. Auth., Eisnhower Medical Center,
Series A, 5.00%, 7/1/33	1,000	1,176

California Municipal Fin. Auth., Eisnhower Medical Center,
Series A, 5.00%, 7/1/36	2,550	2,971

California Municipal Fin. Auth., Institute on Aging Project,
5.00%, 8/15/36	365	451

California Municipal Fin. Auth., Institute on Aging Project,
5.00%, 8/15/37	315	388

California Municipal Fin. Auth., John Adams Academies-Lincoln
Project, Series A, 4.00%, 10/1/29 (3)	420	432

California Municipal Fin. Auth., John Adams Academies-Lincoln
Project, Series A, 5.00%, 10/1/39 (3)	900	952

California Municipal Fin. Auth., John Adams Academies-Lincoln
Project, Series A, 5.00%, 10/1/49 (3)	1,000	1,042

California Municipal Fin. Auth., John Adams Academies-Lincoln
Project, Series A, 5.00%, 10/1/57 (3)	1,650	1,712

California Municipal Fin. Auth. , LINXS APM Project, Series A,
5.00%, 12/31/38 (4)	1,500	1,780

California Municipal Fin. Auth. , LINXS APM Project, Series A,
5.00%, 12/31/43 (4)	5,500	6,449

California Municipal Fin. Auth. , LINXS APM Project, Series A,
5.00%, 12/31/47 (4)	5,500	6,413

California Municipal Fin. Auth., MT San Antonio Gardens
Project, 5.00%, 11/15/39	1,000	1,109

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE CALIFORNIA TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)

California Municipal Fin. Auth., MT San Antonio Gardens
Project, 5.00%, 11/15/49	3,375	3,710

California Municipal Fin. Auth. , National Univ. , Series A, 5.00%,
4/1/29	1,045	1,370

California Municipal Fin. Auth. , National Univ. , Series A, 5.00%,
4/1/30	1,245	1,615

California Municipal Fin. Auth. , National Univ. , Series A, 5.00%,
4/1/32	1,035	1,325

California Municipal Fin. Auth. , National Univ. , Series A, 5.00%,
4/1/40	1,000	1,237

California Municipal Fin. Auth. , National Univ. , Series A, 5.00%,
4/1/41	1,000	1,234

California Municipal Fin. Auth. , Orange County Civic CTR
Infrastructure, Series A, 5.00%, 6/1/43	1,950	2,398

California Municipal Fin. Auth. , Paradise Valley Estates Project,
Series A, 5.00%, 1/1/30	510	641

California Municipal Fin. Auth. , Paradise Valley Estates Project,
Series A, 5.00%, 1/1/31	375	470

California Municipal Fin. Auth. , Paradise Valley Estates Project,
Series A, 5.00%, 1/1/32	350	437

California Municipal Fin. Auth., Retirement Housing Foundation,
Series A, 5.00%, 11/15/26	950	1,082

California Municipal Fin. Auth., Retirement Housing Foundation,
Series A, 5.00%, 11/15/28	705	826

California Municipal Fin. Auth., Retirement Housing Foundation,
Series A, 5.00%, 11/15/29	780	925

California Municipal Fin. Auth., Retirement Housing Foundation,
Series A, 5.00%, 11/15/31	1,000	1,207

California Municipal Fin. Auth., Retirement Housing Foundation,
Series A, 5.00%, 11/15/32	1,025	1,240

California Municipal Fin. Auth. , Touro College and Univ. Sys. ,
Series A, 4.00%, 1/1/23	520	538

California Municipal Fin. Auth. , Touro College and Univ. Sys. ,
Series A, 4.00%, 1/1/24	540	565

California Municipal Fin. Auth. , Touro College and Univ. Sys. ,
Series A, 4.00%, 1/1/25	560	588

California Municipal Fin. Auth. , Univ. of San Diego, Series A,
5.00%, 10/1/49	4,500	5,611

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE CALIFORNIA TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
California PFA, Henry Mayo Newhall Hosp. , 5.00%, 10/15/32	500	578
California PFA, Henry Mayo Newhall Hosp. , 5.00%, 10/15/33	500	576
California PFA, Henry Mayo Newhall Hosp. , 5.00%, 10/15/37	1,000	1,143
California PFA, Henry Mayo Newhall Hosp. , 5.00%, 10/15/47	3,200	3,571
California Pollution Control Fin. Auth., Waste Management
Project, Series A, PCR, VRDN, 2.50%, 7/1/31 (Tender 5/1/24)
(4)	2,625	2,790
California Public Works Board, Series B, 5.00%, 10/1/34	1,275	1,480
California Public Works Board, Judicial Council Project, Series
A, 5.00%, 3/1/38	1,250	1,369
California School Fin. Auth. , Aspire Public Schools, 5.00%,
8/1/41 (3)	2,000	2,270
California School Fin. Auth. , Kipp Socal Public School, Series A,
5.00%, 7/1/39 (3)	1,000	1,231
California School Fin. Auth. , Kipp Socal Public School, Series A,
5.00%, 7/1/49 (3)	850	1,028
California School Fin. Auth. , New Designs Charter School ADA,
Series A, 5.00%, 6/1/40 (3)	690	746
California School Fin. Auth. , New Designs Charter School ADA,
Series A, 5.00%, 6/1/50 (3)	1,030	1,101
California Statewide CDA, 5.00%, 11/15/44 (Prerefunded
11/15/24) (1) (2)	1,750	2,066
California Statewide CDA, Adventist Health West, Series A,
5.00%, 3/1/48	1,840	2,213
California Statewide CDA, American Baptist Homes of the West,
Series A, 5.00%, 10/1/43 (Prerefunded 10/1/22) (2)	1,250	1,357
California Statewide CDA, Charleston Project, Series A, 5.25%,
11/1/44 (3)	1,500	1,552
California Statewide CDA, CHF-Irvine, 5.00%, 5/15/34	1,250	1,396
California Statewide CDA, CHF-Irvine, 5.00%, 5/15/35	1,000	1,112
California Statewide CDA, CHF-Irvine, 5.00%, 5/15/40	950	1,045
California Statewide CDA, Children's Hosp. , Series A, VRDN,
0.07%, 8/15/47	100	100
California Statewide CDA, Cottage Health, 5.00%, 11/1/43
(Prerefunded 11/1/24) (2)	5,215	6,148
California Statewide CDA, Enloe Medical Center, 5.00%,
8/15/38	2,500	2,970

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE CALIFORNIA TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)

California Statewide CDA, Episcopal Communities & Services,
5.00%, 5/15/42	1,500	1,563

California Statewide CDA, Front Porch Communities, Series A,
5.00%, 4/1/28	390	471

California Statewide CDA, Front Porch Communities, Series A,
5.00%, 4/1/31	175	207

California Statewide CDA, Front Porch Communities, Series A,
5.00%, 4/1/47	1,750	1,974

California Statewide CDA, Huntington Memorial Hosp. , Series B,
5.00%, 7/1/29	1,080	1,230

California Statewide CDA, Huntington Memorial Hosp. , Series B,
5.00%, 7/1/44	2,750	3,091

California Statewide CDA, Huntington Memorial Hosp. Project,
5.00%, 7/1/43	1,750	2,116

California Statewide CDA, Huntington Memorial Hosp. Project,
5.00%, 7/1/48	5,650	6,779

California Statewide CDA, Infrastructure Program, 4.00%,
9/2/29	1,000	1,111

California Statewide CDA, Infrastructure Program, 5.00%,
9/2/40	1,055	1,234

California Statewide CDA, Infrastructure Program, 5.00%,
9/2/49	1,000	1,144

California Statewide CDA, Infrastructure Program, 5.00%,
9/2/50	800	918

California Statewide CDA, Infrastructure Program, Series A,
5.00%, 9/2/39	1,245	1,479

California Statewide CDA, Infrastructure Program, Series A,
5.00%, 9/2/48	940	1,100

California Statewide CDA, John Muir Health, Series A, 4.00%,
8/15/51	2,100	2,295

California Statewide CDA, John Muir Health, Series A, 5.00%,
8/15/46	1,000	1,161

California Statewide CDA, John Muir Health, Series A, 5.00%,
8/15/51	1,750	2,024

California Statewide CDA, John Muir Health, Series A, 5.00%,
12/1/53	1,000	1,188

California Statewide CDA, Kaiser Permanente, Series A, 5.00%,
4/1/42	6,000	6,320

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE CALIFORNIA TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)

California Statewide CDA, Lancer Educational Project, Series A,
5.00%, 6/1/34 (3)	375	415

California Statewide CDA, Lancer Educational Project, Series A,
5.00%, 6/1/39 (3)	675	736

California Statewide CDA, Lancer Educational Project, Series A,
5.00%, 6/1/51 (3)	3,785	4,050

California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/29 (3)	1,000	1,138

California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/36 (3)	500	558

California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.50%, 12/1/54	2,500	2,733

California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.50%, 12/1/58 (3)	7,750	8,922

California Statewide CDA, Methodist Hosp. of Southern CA,
5.00%, 1/1/38	750	891

California Statewide CDA, Methodist Hosp. of Southern CA,
5.00%, 1/1/43	1,800	2,115

California Statewide CDA, Methodist Hosp. of Southern CA,
5.00%, 1/1/48	2,910	3,383

California Statewide CDA, Sutter Health, Series A, 5.00%,
8/15/32 (Prerefunded 8/15/22) (2)	6,200	6,704

California Statewide CDA, Terraces at San Joaquin Garden,
Series A, 6.00%, 10/1/42 (Prerefunded 10/1/22) (2)	680	751

California Statewide CDA, Terraces at San Joaquin Garden,
Series A, 6.00%, 10/1/47 (Prerefunded 10/1/22) (2)	2,500	2,762

California Statewide CDA, Univ. of California, Irvine Campus,
Series A, 5.00%, 5/15/26	950	1,095

California Statewide CDA, Univ. of California, Irvine Campus,
Series A, 5.00%, 5/15/28	1,230	1,435

California Statewide CDA, Univ. of California, Irvine Campus,
Series A, 5.00%, 5/15/42	3,700	4,117

California Statewide CDA, Viamonte Senior Living, Series A,
5.00%, 7/1/30	125	161

California Statewide CDA, Viamonte Senior Living, Series A,
5.00%, 7/1/31	150	192

California Statewide CDA, Viamonte Senior Living, Series A,
5.00%, 7/1/32	100	127

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE CALIFORNIA TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
California Statewide CDA, Viamonte Senior Living, Series A,
5.00%, 7/1/33	125	158
California Tobacco Securitization Agency, Series B-1, 5.00%,
6/1/49	500	591
Contra Costa Water Dist. , Series R, 5.00%, 10/1/33	1,000	1,128
Del Mar Race Track Auth. , 5.00%, 10/1/35	1,665	1,627
Del Mar Race Track Auth. , 5.00%, 10/1/36	1,000	971
Eastern Municipal Water Dist. Fin. Auth. , Series A, 4.00%,
7/1/37	600	753
Eastern Municipal Water Dist. Fin. Auth. , Series A, 4.00%,
7/1/38	1,150	1,436
Elk Grove Fin. Auth. , Special Tax, 5.00%, 9/1/48	1,250	1,410
Federal Home Loan Mortgage Multifamily Variable Rate
Certificate, Series M049, 3.05%, 4/15/34	2,000	2,236
Golden State Tobacco Securitization, Asset Backed, Series A,
5.00%, 6/1/34	3,500	4,110
Golden State Tobacco Securitization, Asset Backed, Series A,
5.00%, 6/1/35	2,000	2,345
Golden State Tobacco Securitization, Asset Backed, Series A-2,
5.30%, 6/1/37	2,000	2,074
Inland Valley Dev. Agency, Tax Allocation, Series A, 5.00%,
9/1/44	4,600	5,082
Inland Valley Dev. Agency, Tax Allocation, Series A, 5.25%,
9/1/37	3,100	3,475
Irvine, Community Fac. Dist., Special Tax, 5.00%, 9/1/37	1,390	1,619
Irvine, Community Fac. Dist., Special Tax, 5.00%, 9/1/43	2,000	2,305
Irvine, Great Park Improvement Area No. 1, Special Tax, 5.00%,
9/1/34	360	407
Irvine, Great Park Improvement Area No. 1, Special Tax, 5.00%,
9/1/39	1,000	1,124
Irvine, Great Park Improvement Area No. 1, Special Tax, 5.00%,
9/1/44	1,500	1,676
Irvine, Special Assessment, VRDN, 0.07%, 9/2/23 (3)	400	400
Irvine Unified School Dist. , Community Fac. Dist. , Special Tax,
Series B, 5.00%, 9/1/47	1,300	1,525
Irvine Unified School Dist. , Community Fac. Dist. , Special Tax,
Series C, 5.00%, 9/1/47	525	616

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE CALIFORNIA TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Irvine Unified School Dist. , Community Fac. Dist. , Special Tax,
Series D, 5.00%, 3/1/57	2,350	2,736
Jefferson Union High School Dist. , Series A, GO, 6.45%, 8/1/25
(5)	1,250	1,427
Jefferson Union High School Dist. , Series A, GO, 6.45%, 8/1/29
(5)	1,000	1,344
Jurupa PFA, Special Tax, Series A, 5.00%, 9/1/33	1,175	1,336
La Verne, Brethren Hillcrest Homes, COP, 5.00%, 5/15/23
(Prerefunded 5/15/22) (2)	480	518
La Verne, Brethren Hillcrest Homes, COP, 5.00%, 5/15/36
(Prerefunded 5/15/22) (2)	1,100	1,187
Lake Elsinore, Community Fac. Dist. No. 2016-2 Canyon Hills,
Special Tax, 5.00%, 9/1/43	2,475	2,800
Lake Elsinore, Community Fac. Dist. No. 2016-2 Canyon Hills,
Special Tax, 5.00%, 9/1/48	3,640	4,092
Long Beach, Harbor Revenue, Series A, 5.00%, 5/15/37 (4)	1,300	1,560
Long Beach, Marina System Revenue, 5.00%, 5/15/32	1,655	1,867
Long Beach, Marina System Revenue, 5.00%, 5/15/45	2,500	2,761
Long Beach Bond Fin. Auth. , Series A, 5.50%, 11/15/37	2,135	3,199
Los Angeles Airport, Series A, 4.00%, 5/15/34 (4)	1,000	1,121
Los Angeles Airport, Series B, 5.00%, 5/15/42	930	1,128
Los Angeles Airport, Series D, 5.00%, 5/15/36 (4)	1,500	1,738
Los Angeles Airport, Int'l. Airport, Series A, 5.00%, 5/15/35 (4)	500	619
Los Angeles Airport, Int'l. Airport, Series A, 5.00%, 5/15/44 (4)	1,000	1,212
Los Angeles Airport, Int'l. Airport, Series B, 5.00%, 5/15/36 (4)	1,200	1,415
Los Angeles Airport, Int'l. Airport, Series D, 4.00%, 5/15/44 (4)	2,500	2,858
Los Angeles Airport, Int'l. Airport, Series D, 5.00%, 5/15/36 (4)	1,000	1,249
Los Angeles Airport, Int'l. Airport, Series D, 5.00%, 5/15/37 (4)	1,000	1,246
Los Angeles Community College Dist. , Series A, GO, 4.00%,
8/1/33 (Prerefunded 8/1/24) (2)	2,325	2,645
Los Angeles County Facilities, Vermont Corridor County
Administrative Building, Series A, 5.00%, 12/1/43	6,400	7,923
Los Angeles County Metropolitan Transportation Auth. , Green
Bond-Measure R Junior, Series A, 4.00%, 6/1/37	1,375	1,703

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE CALIFORNIA TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Los Angeles County Public Works Fin. Auth. , Series A, 5.00%,
12/1/33	2,825	3,292
Los Angeles County Public Works Fin. Auth. , Multiple Capital
Project II, 5.00%, 8/1/42	2,000	2,141
Los Angeles County Regional Fin. Auth. , Montecedro, Series A,
5.00%, 11/15/44	2,595	2,791
Los Angeles County Sanitation Dist. Fin. Auth. , Capital Project,
Series A, 5.00%, 10/1/35	2,725	3,291
Los Angeles Dept. of Water, Series A, 5.00%, 7/1/31	1,350	1,655
Los Angeles Dept. of Water, Series B, 5.00%, 7/1/43	2,500	2,680
Los Angeles Dept. of Water, Series B-4, VRDN, 0.09%, 7/1/35	500	500
Los Angeles Dept. of Water & Power, Electric, Series A, 5.00%,
7/1/29	4,500	4,931
Los Angeles Dept. of Water & Power, Electric, Series D, 5.00%,
7/1/39	4,000	4,600
Los Angeles Unified School Dist. , Election 2008, Series A, GO,
4.00%, 7/1/34	3,750	4,235
Los Angeles Wastewater, Series B, 5.00%, 6/1/32	2,000	2,137
Mesa Water Dist. , COP, 4.00%, 3/15/45	1,020	1,228
Metropolitan Water Dist. of Southern California, Series A-2,
VRDN, 0.09%, 7/1/37	500	500
Morgan Hill Redev. Agency, Successor Agency, Series A,
5.00%, 9/1/32 (Prerefunded 9/1/23) (2)	825	931
Morgan Hill Redev. Agency, Successor Agency, Series A,
5.00%, 9/1/33 (Prerefunded 9/1/23) (2)	2,175	2,454
Mountain View Shoreline Regional Park Community, Series A,
5.75%, 8/1/40	1,500	1,541
Norman Y. Mineta San Joes Int'l. Airport, Series A, 5.00%,
3/1/24 (4)	1,170	1,334
Norman Y. Mineta San Joes Int'l. Airport, Series A, 5.00%,
3/1/25 (4)	1,405	1,595
Norman Y. Mineta San Joes Int'l. Airport, Series A, 5.00%,
3/1/41 (4)	2,000	2,362
Norman Y. Mineta San Joes Int'l. Airport, Series A, 5.00%,
3/1/47 (4)	2,000	2,340
Norman Y. Mineta San Joes Int'l. Airport, Series C, 5.00%,
3/1/31	2,000	2,250

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE CALIFORNIA TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Northern California Energy Auth. , Series A, VRDN, 4.00%,
7/1/49 (Tender 7/1/24)	3,500	3,908
Northern California Power Agency, Hydroelectric Project No. 1,
Series A, 5.00%, 7/1/32	1,400	1,503
Oakland Unified School Dist. , Alameda County, Series A, GO,
5.00%, 8/1/34	1,250	1,464
Oakland Unified School Dist. , Alameda County, Series A, GO,
5.00%, 8/1/35	1,210	1,415
Oceanside Unified School Dist. , Series A, Zero Coupon, GO,
8/1/28 (6)(7)	500	470
Oceanside Unified School Dist. , Unrefunded Balance, Series A,
Zero Coupon, GO, 8/1/28 (6)	4,500	4,102
Orange County Community Fac. Dist. , No. 2015-1, Esencia
Village, Series A, 5.25%, 8/15/45	2,930	3,318
Orange County Water Dist. , Series C, 4.00%, 8/15/35	1,000	1,236
Palm Springs Airport Revenue, Int'l. Airport, 5.00%, 6/1/29
(4)(8)	1,500	1,750
Palo Alto, Limited Obligation, University Ave. , 5.00%, 9/2/26	975	1,053
Palo Alto, Limited Obligation, University Ave. , 5.00%, 9/2/27	500	539
Palo Alto, Limited Obligation, University Ave. , 5.00%, 9/2/28	585	630
Palomar Health, Election 2004, Series A, Zero Coupon, GO,
8/1/25 (6)	5,000	4,783
Pittsburg Redev. Agency, Successor Agency, Series A, 5.00%,
9/1/28 (1)	3,000	3,672
Pittsburg Redev. Agency, Successor Agency, Series A, 5.00%,
9/1/29 (1)	1,935	2,350
Port of Los Angeles, Harbor Dept. , Series A, 5.00%, 8/1/36 (4)	4,075	4,617
Port of Oakland, Series O, 5.125%, 5/1/30 (Prerefunded
5/1/21) (2)(4)	1,325	1,351
Port of Oakland, Series O, 5.125%, 5/1/31 (Prerefunded
5/1/21) (2)(4)	1,250	1,275
Port of Oakland, Intermediate Lien, Series H, 5.00%, 5/1/29
(4)(9)	1,725	2,215
Port of Oakland, Intermediate Lien, Series H, 5.00%, 11/1/29
(4)(9)	1,625	2,105
Rancho Cucamonga Redev. Agency, Successor Agency,
5.00%, 9/1/28 (1)	2,700	3,129

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE CALIFORNIA TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Rancho Cucamonga Redev. Agency, Successor Agency,
5.00%, 9/1/29 (1)	1,800	2,080
Riverside County Redev. Agency, Successor Agency, Interstate
215 Corridor, Series C, 6.75%, 12/1/26 (Prerefunded 12/1/21)
(2)	250	266
Rocklin, Special Tax, 5.00%, 9/1/37	550	616
Rocklin, Special Tax, 5.00%, 9/1/38	1,000	1,117
Roseville Natural Gas Fin. Auth. , 5.00%, 2/15/21	1,170	1,181
Roseville Natural Gas Fin. Auth. , 5.00%, 2/15/26	1,000	1,214
Sacramento County Airport, Series A, 5.00%, 7/1/41	2,175	2,540
Sacramento County Airport, Series B, 5.00%, 7/1/41	2,275	2,644
Sacramento County Airport, Series C, 5.00%, 7/1/36 (4)	4,000	4,827
Sacramento County Sanitation Dist. Fin. Auth. , Series B, FRN,
67% of 3M USD LIBOR + 0.53%, 0.695%, 12/1/35 (5)	1,150	1,085
Sacramento Fin. Auth. , 5.00%, 12/1/28 (8)	1,320	1,624
Sacramento Fin. Auth. , 5.00%, 12/1/30 (8)	1,000	1,221
Sacramento Fin. Auth. , 5.00%, 12/1/31 (8)	1,380	1,678
Sacramento Fin. Auth. , 5.00%, 12/1/34 (8)	2,275	2,741
Sacramento Transient Occupancy Tax Revenue, Convention
Center, Series A, 5.00%, 6/1/38	1,240	1,436
Sacramento Transient Occupancy Tax Revenue, Convention
Center, Series A, 5.00%, 6/1/43	4,650	5,324
San Bernardino Redev. Agency, Successor Agency, Series A,
5.00%, 12/1/25 (1)	1,275	1,560
San Bernardino Redev. Agency, Successor Agency, Series A,
5.00%, 12/1/31 (1)	1,945	2,353
San Clemente, Special Tax, Community Fac. Dist. No. 2006-1,
5.00%, 9/1/40	975	1,099
San Diego Assn. of Gov. South Bay Expressway, Senior Lien-
Toll, Series A, 5.00%, 7/1/38	2,100	2,473
San Diego Assn. of Gov. South Bay Expressway, Senior Lien-
Toll, Series A, 5.00%, 7/1/42	2,700	3,150
San Diego County, Special Tax, Harmony Grove Village,
Improvement Area No. 1, Series A, 4.00%, 9/1/50	1,100	1,188
San Diego County, Special Tax, Harmony Grove Village,
Improvement Area No. 2, Series A, 4.00%, 9/1/45	550	597

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE CALIFORNIA TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
San Diego County, Special Tax, Harmony Grove Village,
Improvement Area No. 2, Series A, 4.00%, 9/1/50	875	945
San Diego County Regional Airport Auth. , Series A, 5.00%,
7/1/47	1,800	2,152
San Diego County Regional Airport Auth. , Series B, 5.00%,
7/1/35 (4)	1,215	1,531
San Diego County Regional Airport Auth. , Series B, 5.00%,
7/1/37 (4)	1,000	1,252
San Diego County Regional Airport Auth. , Series 2013B, 5.00%,
7/1/38 (4)	2,000	2,170
San Diego County Regional Airport Auth. , Series 2019B, 5.00%,
7/1/38 (4)	1,000	1,249
San Diego County Regional Airport Auth. , Series B, 5.00%,
7/1/39 (4)	600	748
San Diego County Regional Airport Auth. , Series B, 5.00%,
7/1/43 (4)	4,000	4,324
San Diego Public Fac. Fin. Auth. , Capital Improvement Projects,
Series A, 5.00%, 4/15/37 (Prerefunded 4/15/22) (2)	2,000	2,132
San Francisco Bay Area Rapid Transit Dist. Sales Tax Revenue,
Series A, 4.00%, 7/1/37	350	410
San Francisco Bay Area Rapid Transit Dist. Sales Tax Revenue,
Series A, 4.00%, 7/1/39	625	728
San Francisco City & County Int'l. Airport, Series A, 5.00%,
5/1/38 (4)	2,710	3,398
San Francisco City & County Int'l. Airport, Series E, 5.00%,
5/1/50 (4)	500	612
San Francisco City & County Int'l. Airport, Commission, Series
A, 5.00%, 5/1/29	1,000	1,218
San Francisco City & County Int'l. Airport, Commission, Series
A, 5.00%, 5/1/44 (4)	2,950	3,645
San Francisco City & County Int'l. Airport, Commission, Series
B, 5.00%, 5/1/46 (4)	5,000	5,794
San Francisco City & County Int'l. Airport, Commission, Series
E, 4.00%, 5/1/50 (4)	1,800	2,029
San Francisco City & County Int'l. Airport, Commission,
Unrefunded Balance, Series A, 5.00%, 5/1/47 (4)	3,000	3,547
San Francisco Community College Dist. , GO, 5.00%, 6/15/31	2,505	2,985

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE CALIFORNIA TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
San Francisco Municipal Transportation Agency, Series B,
5.00%, 3/1/37	2,000	2,104
San Jose, El Parador Apartments Project, Series A, 6.10%,
1/1/31 (4)	1,040	1,041
San Jose Redev. Agency, Successor Agency, Series A, 5.00%,
8/1/34	2,500	3,107
San Marcos Redev. Agency, Successor Agency, Series A,
5.00%, 10/1/31	2,165	2,562
San Marcos Redev. Agency, Successor Agency, Series A,
5.00%, 10/1/32	850	1,003
San Marcos Redev. Agency, Successor Agency, Series A,
5.00%, 10/1/34	900	1,059
San Mateo, Bay Meadows Community Fac. Dist. , No. 2008-1,
Special Tax, 5.375%, 9/1/38	2,000	2,113
San Mateo, Bay Meadows Community Fac. Dist. , No. 2008-1,
Special Tax, 6.00%, 9/1/42	2,000	2,123
San Mateo County Joint Powers Fin. Auth. , Maple Street
Corridor, 5.00%, 6/15/31	1,075	1,233
Santa Margarita Water Dist. , Community Fac. Dist. , No. 2013-1,
5.625%, 9/1/36	1,155	1,268
Santa Monica Redev. Agency, Earthquake Recovery, 5.875%,
7/1/36	1,390	1,429
Santa Monica Redev. Agency, Earthquake Recovery, 5.875%,
7/1/42	1,500	1,542
South San Francisco Public Fac. Fin. Auth. , Series A, 4.00%,
6/1/46	1,470	1,719
Southern California Tobacco Securitization Auth. , Asset
Backed, Series A, 5.00%, 6/1/33	1,000	1,315
Southern California Tobacco Securitization Auth. , Asset
Backed, Series A, 5.00%, 6/1/35	900	1,172
Sunnyvale Fin. Auth. , Green Bond, 4.00%, 4/1/45	4,740	5,635
Transbay Joint Powers Auth. , Green Bond, 5.00%, 10/1/45	1,750	2,185
Transbay Joint Powers Auth. , Green Bond, 5.00%, 10/1/49	1,700	2,112
Univ. of California Regents, Series G, 5.00%, 5/15/30
(Prerefunded 5/15/22) (2)	905	968
Univ. of California Regents, Series G, 5.00%, 5/15/37	1,025	1,090
Univ. of California Regents, Series I, 5.00%, 5/15/28	2,000	2,401

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE CALIFORNIA TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Univ. of California Regents, Series M, 5.00%, 5/15/47	4,250	5,193
Univ. of California Regents, Series O, 5.50%, 5/15/58	9,500	12,037
Univ. of California Regents Medical Center, Series B-1, VRDN,
0.06%, 5/15/32	1,665	1,665
Univ. of California Regents Medical Center, Series L, 4.50%,
5/15/36	1,900	2,217
Washington Township Health Care Dist. , Series A, 5.00%,
7/1/30	500	630
Washington Township Health Care Dist. , Series A, 5.00%,
7/1/31	1,000	1,246
Washington Township Health Care Dist. , Series A, 5.00%,
7/1/36	620	750
West Sacramento Fin. Auth. , Series A, 5.00%, 9/1/26 (6)	2,350	2,818
		682,373

PUERTO RICO 1.7%
Puerto Rico Aqueduct & Sewer Auth. , Series A, 5.25%, 7/1/42	1,500	1,556
Puerto Rico Aqueduct & Sewer Auth. , Series A, 6.00%, 7/1/38	390	395
Puerto Rico Aqueduct & Sewer Auth. , Series A, 6.00%, 7/1/44	1,515	1,534
Puerto Rico Electric Power Auth. , Series A-RSA-1, 5.05%,
7/1/42 (10)(11)	15	11
Puerto Rico Electric Power Auth. , Series CCC-RSA-1, 5.00%,
7/1/27 (10)(11)	25	19
Puerto Rico Electric Power Auth. , Series CCC-RSA-1, 5.25%,
7/1/27 (10)(11)	685	514
Puerto Rico Electric Power Auth. , Series CCC-RSA-1, 5.25%,
7/1/28 (10)(11)	65	49
Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/20 (10)(11)	80	58
Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/24 (10)(11)	305	228
Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/25 (10)(11)	100	75
Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/26 (10)(11)	125	93

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE CALIFORNIA TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)

Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/27 (10)(11)	15	11

Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/32 (10)(11)	50	37

Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/37 (10)(11)	1,895	1,417

Puerto Rico Electric Power Auth. , Series WW-RSA-1, 5.00%,
7/1/28 (10)(11)	15	11

Puerto Rico Electric Power Auth. , Series WW-RSA-1, 5.25%,
7/1/33 (10)(11)	75	56

Puerto Rico Electric Power Auth. , Series WW-RSA-1, 5.50%,
7/1/18 (10)(11)	65	48

Puerto Rico Electric Power Auth. , Series XX-RSA-1, 5.25%,
7/1/27 (10)(11)	30	23

Puerto Rico Electric Power Auth. , Series XX-RSA-1, 5.25%,
7/1/40 (10)(11)	80	60

Puerto Rico Electric Power Auth. , Series XX-RSA-1, 5.75%,
7/1/36 (10)(11)	60	45

Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 3.70%,
7/1/17 (10)(11)	20	14

Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 5.00%,
7/1/17 (10)(11)	35	25

Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 5.00%,
7/1/28 (10)(11)	25	19

Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 5.25%,
7/1/19 (10)(11)	245	179

Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 5.25%,
7/1/23 (10)(11)	70	52

Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 5.25%,
7/1/24 (10)(11)	25	19

Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 5.25%,
7/1/26 (10)(11)	625	469

Puerto Rico Sales Tax Fin. , Restructured, Series A-1, Zero
Coupon, 7/1/27	3,056	2,677

Puerto Rico Sales Tax Fin. , Restructured, Series A-1, Zero
Coupon, 7/1/33	1,330	937

Puerto Rico Sales Tax Fin. , Restructured, Series A-1, 4.50%,
7/1/34	349	373

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE CALIFORNIA TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Puerto Rico Sales Tax Fin. , Restructured, Series A-1, 4.75%,
7/1/53	710	770
		11,774
VIRGIN ISLANDS 0.1%
Virgin Islands PFA, Diageo, Series A, 6.75%, 10/1/37	850	854
		854
Total Investments in Securities 99.7%
(Cost $647,528)		$695,001
Other Assets Less Liabilities 0.3%		1,906
Net Assets 100.0%		$696,907

‡	Par is denominated in U.S. dollars unless otherwise noted.
(1)	Insured by Assured Guaranty Municipal Corporation
(2)	Prerefunded date is used in determining portfolio maturity.
(3)	Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $39,200 and represents 5.6% of net assets.
(4)	Interest subject to alternative minimum tax
(5)	Insured by National Public Finance Guarantee Corporation
(6)	Insured by Assured Guaranty Corporation
(7)	Escrowed to maturity
(8)	Insured by Build America Mutual Assurance Company
(9)	When-issued security
(10)	Non-income producing
(11)	Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
3M USD LIBOR	Three month USD LIBOR (London interbank offered rate)
CDA	Community Development Administration/Authority
COP	Certificate of Participation
EFA	Educational Facility Authority
FRN	Floating Rate Note
GO	General Obligation
HFA	Health Facility Authority
HFFA	Health Facility Financing Authority
PCR	Pollution Control Revenue
PFA	Public Finance Authority/Agency

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE CALIFORNIA TAX-FREE BOND FUND

VR	Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
VRDN	Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer's agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund's weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE CALIFORNIA TAX-FREE BOND FUND

Unaudited

NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price California Tax-Free Bond Fund (the fund) is registered under the Investment Company Act of 1940 (the
1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The
T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the
Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the services and performance of the pricing vendors;
oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs (including the fund's own assumptions in determining fair value)

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the

T. ROWE PRICE CALIFORNIA TAX-FREE BOND FUND

independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment.
Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants.

Valuation Inputs
On November 30, 2020, all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.